Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 05, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling interest, description		Outside shareholders' interest in SRP of 37.5% is shown on the consolidated balance sheet as noncontrolling interest.		The Company's ownership is less than 100% but greater than 50%, the outside shareholders' interest is shown as noncontrolling interest.
Accumulated deficit		$ (125,502)		$ (124,153)	$ (121,106)
Available for secured revolving credit facility		1,000		1,000
Cumulative effect adjustment to opening accumulated deficit				278
Allowance for doubtful accounts receivable		11		15	1
Provision for bad expense				40
Increase in allowance for doubtful accounts				14
Remaining balance on provision for bad expense				26
Write offs of accounts receivable		4		1	42
Sales returns and allowances
Impairment losses for long-lived assets
Shipping and handling costs		771	518	2,484	1,517
Other expense		$ 2	$ 22	35	74
New Jersey Economic Development Authority [Member]
Proceeds from net operating loss and research and development tax credit				1,789	93
Shipping and Handling [Member]
Shipping and handling costs				$ 45	$ 35
Minimum [Member]
Estimated useful lives for property and equipment, net				3 years
Minimum [Member] | January 1, 2019 [Member]
Right-of-use assets and lease liabilities for operating leases				$ 500
Maximum [Member]
Estimated useful lives for property and equipment, net				7 years
Maximum [Member] | January 1, 2019 [Member]
Right-of-use assets and lease liabilities for operating leases				$ 750
Specialty Renal Products, Inc. [Member] | Private Placement [Member]
Number of common stock shares sold, value	$ 3,000
Specialty Renal Products, Inc. [Member] | Private Placement [Member] | Minority Interest Ownership [Member]
Noncontrolling interest, percentage	37.50%